Intangible Assets, Net (Tables)	12 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
The following table summarizes th
e
 Group’s intangible assets, net:

	As of March 31, 2019
	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment Amount	Net Carrying Amount
	RMB	RMB	RMB	RMB
Domain name	12,495	(1,428)	—	11,067
Trademarks	217	(33)	—	184
Insurance agency license	2,848	(320)	—	2,528
Buyer and customer relationship	462,770	(462,770)	—	—
Brand	184,470	(172,110)	(12,360)	—
Strategic business resources	1,424,593	(436,405)	—	988,188
Technology	22,940	(20,926)	(2,014)	—

Total	2,110,333	(1,093,992)	(14,374)	1,001,967

	As of March 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment Amount	Net Carrying Amount
	RMB	RMB	RMB	RMB
Domain name	13,196	(2,389)	—	10,807
Trademarks	603	(70)	—	533
Insurance agency license	2,848	(463)	—	2,385
Broadcasting License	86,667	(10,833)	—	75,834
Buyer and customer relationship	462,770	(462,770)	—	—
Brand	184,470	(172,110)	(12,360)	—
Strategic business resources	1,492,404	(768,952)	—	723,452
Technology	22,940	(20,926)	(2,014)	—

Total	2,265,898	(1,438,513)	(14,374)	813,011

Schedule of Amortization Expense
As of March 31, 2020, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

For the years ended March 31,	RMB
2021	357,938
2022	351,892
2023	72,381
2024	19,562
2025	2,485
Thereafter	8,753

813,011